CONVERTIBLE NOTES (Details Narrative) - USD ($)										1 Months Ended													2 Months Ended	3 Months Ended			7 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 14, 2021	Sep. 10, 2021	Jul. 14, 2021	Apr. 14, 2021	Mar. 11, 2021	Aug. 06, 2020	Mar. 02, 2020	Jan. 15, 2019	Jan. 03, 2018	Aug. 20, 2021	Jun. 28, 2021	Jun. 21, 2021	Jun. 17, 2021	Jun. 17, 2021	Jun. 02, 2021	May 19, 2021	Apr. 16, 2021	Feb. 17, 2021	Dec. 17, 2020	Nov. 30, 2020	Nov. 20, 2020	Mar. 16, 2020	Feb. 17, 2021	Sep. 30, 2021	Sep. 30, 2020	Mar. 16, 2020	Aug. 06, 2020	Sep. 30, 2021	Sep. 30, 2020	Nov. 30, 2020	Dec. 31, 2018	Dec. 31, 2017	Aug. 19, 2021	Aug. 18, 2021	Jul. 29, 2021	Jul. 19, 2021	Feb. 09, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2018	Jun. 20, 2016
Debt Instrument [Line Items]
Warrant exericse price																								$ 4.36				$ 4.36										$ 7.34	$ 8.91
Proceeds from convertible debt																												$ 4,516,700	$ 3,655,000
Gain (loss) on extinguishment of debt																								$ 0	$ (1,191,089)			(947,179)	(1,191,089)
Note Holder [Member]
Debt Instrument [Line Items]
Debt converted, shares issued										108,978	269,061	290,000	100,000		10,000
Debt converted, amount converted										$ 121,200	$ 86,100	$ 27,487		$ 127,000	$ 11,800
Finance Charges															$ 1,000
Ema Note [Member]
Debt Instrument [Line Items]
Principal balance																								0				0
Ema Note [Member] | EMA Financial LLC [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Convertible debt, gross																				$ 260,000										$ 260,000
Conversion price																		$ 1.28		$ 1.92			$ 1.28							$ 1.92
Investment																				$ 234,000										$ 234,000
Warrant term																		3 years					3 years
Number of securities called by each warrant																38,855		81,250					81,250
Warrant exericse price																$ 1.92		$ 1.60					$ 1.60
Interest rate																12.00%
Quick Note [Member]
Debt Instrument [Line Items]
Principal balance																								0				0
Quick Note [Member] | Quick Capital L L C [Member] | Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Convertible debt, gross																			$ 113,587
Warrant term																			3 years
Number of securities called by each warrant																			36,975
Warrant exericse price																			$ 1.60
Proceeds from convertible debt																			$ 100,000
Beneficial conversion feature																			12,621
Fair value of warrants issued																			$ 33,056
Note Holder [Member]
Debt Instrument [Line Items]
Accrued interest												$ 65,313
Prom Note 12 [Member] | Auctus Fund [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Convertible debt, gross																																					$ 500,000
Conversion price																																					$ 1.92
Warrant term																																					5 years
Number of securities called by each warrant																																					195,313
Warrant exericse price																																					$ 1.92
Unamortized discount																																					$ 155,875
Prom Note 12 [Member] | First Fire Global Opportunities Fund [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Convertible debt, gross					$ 300,000
Conversion price					$ 1.92
Warrant term					5 years
Number of securities called by each warrant					117,188
Warrant exericse price					$ 1.92
Debt converted, shares issued													175,000
Debt converted, amount converted													$ 300,000
Proceeds from convertible debt					$ 238,500
Unamortized discount					$ 93,220
Debt conversion converted interest amount													$ 36,000
Prom Note 12 [Member] | Labrys Fund, LP [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Convertible debt, gross																	$ 300,000
Conversion price																	$ 1.92
Warrant term																	5 years
Number of securities called by each warrant																	117,118
Warrant exericse price																	$ 1.92
Debt converted, shares issued													175,000
Debt converted, amount converted													$ 300,000
Proceeds from convertible debt																	$ 266,000
Debt conversion converted interest amount													$ 36,000
Auctus Note [Member]
Debt Instrument [Line Items]
Debt converted, shares issued			274,427
Debt converted, amount converted			$ 500,000
Principal balance																								0				0
Unamortized discount			$ 26,900
First Fire Note [Member]
Debt Instrument [Line Items]
Principal balance																								0				0
Labrys Note [Member]
Debt Instrument [Line Items]
Principal balance																								0				0
Unsecured Convertible Redeemable Note [Member] | Unrelated Party [Member]
Debt Instrument [Line Items]
Convertible debt, gross							$ 100,000
Debt converted, shares issued				62,500
Debt converted, amount converted				$ 100,000
Principal balance																								0				0
Debt conversion converted interest amount				$ 11,205
Debt interest rate							10.00%
Debt maturity date							Aug. 31, 2020
Convertible Redeemable Note [Member] | Unrelated Party 1 [Member]
Debt Instrument [Line Items]
Convertible debt, gross																					$ 165,000
Debt converted, amount converted																		$ 169,000
Principal balance																								0				0
Proceeds from convertible debt																					150,000
Beneficial conversion feature																					50,871
Original issue discount																					$ 15,000
Convertible Redeemable Note [Member] | Unrelated Party 1 [Member] | Series B Preferred Stock [Member]
Debt Instrument [Line Items]
Debt converted, shares issued																		169,000
Senior Ten Percentage Secured Convertible Note With Original Issuance Discount L 1 [Member] | Warrant [Member]
Debt Instrument [Line Items]
Stock price	$ 2.70
Risk-free interest rate	0.79%
Expected volatility	299.80%
Fair value of warrants	$ 1,200,434
Secured 10 Conv Notes [Member] | Notes 2017 [Member]
Debt Instrument [Line Items]
Conversion price																																$ 24.96
Proceeds from convertible debt																																$ 601,223
Unamortized discount																								0				0				$ 60,122
Stock issued as inducement to lend, shares																																4.69
Stock issued as inducement to lend, value																																$ 78,321
Secured 10 Conv Notes [Member] | Notes 2018 [Member]
Debt Instrument [Line Items]
Convertible debt, gross																								25,000				25,000
Proceeds from convertible debt																															$ 1,313,485
Unamortized discount																															$ 131,348
Debt interest rate																															10.00%
Stock issued as inducement to lend, shares																															10,262
Stock issued as inducement to lend, value																															$ 198,259
Secured 10 Conv Notes [Member] | Notes 20182 [Member]
Debt Instrument [Line Items]
Convertible debt, gross																								50,000				50,000								$ 6,329
Conversion price																															$ 16.00
Proceeds from convertible debt																															$ 356,000
Unamortized discount																															$ 71,200
Debt interest rate																															10.00%
Stock issued as inducement to lend, shares																															6,344
Stock issued as inducement to lend, value																															$ 62,269
Secured 10 Conv Notes [Member] | Series B Preferred Stock [Member] | Notes 2017 [Member]
Debt Instrument [Line Items]
Debt converted, shares issued						331,954														158,000
Debt converted, amount converted						$ 211,223														$ 111,250
Secured 10 Conv Notes [Member] | Series B Preferred Stock [Member] | Notes 2018 [Member]
Debt Instrument [Line Items]
Debt converted, shares issued		85,250																									316,000
Debt converted, amount converted		$ 85,250																									$ 200,000
Secured 12 Conv Notes [Member] | Newbridge Offering [Member]
Debt Instrument [Line Items]
Convertible debt, gross																																								$ 552,000
Debt interest rate																																								12.00%
Secured 12 Conv Notes [Member] | Original Tdh Notes [Member]
Debt Instrument [Line Items]
Convertible debt, gross																																									$ 4,000,000
Debt interest rate																																									5.00%
Secured 12 Conv Notes [Member] | Orginal T D H Secured Notes [Member]
Debt Instrument [Line Items]
Convertible debt, gross																						$ 3,000,000				$ 3,000,000
Secured 12 Conv Notes [Member] | T D H Secured Notes [Member]
Debt Instrument [Line Items]
Convertible debt, gross																								359,056				359,056
Unamortized discount																								43,021				43,021
Debt maturity date																										Mar. 16, 2024
Stock issued with debt, shares																										187,500
Stock issued with debt, value																										$ 420,000
Secured 12 Conv Notes [Member] | Additional Secured Notes [Member]
Debt Instrument [Line Items]
Convertible debt, gross																						$ 1,060,000		68,221		$ 1,060,000		68,221
Unamortized discount																								8,174				8,174
Debt interest rate																						12.00%				12.00%
Debt maturity date																										Mar. 16, 2024
Stock issued with debt, shares																										66,250
Stock issued with debt, value																										$ 148,000
Secured 12 Conv Notes [Member] | Series B Preferred Stock [Member] | T D H Secured Notes [Member]
Debt Instrument [Line Items]
Debt converted, shares issued																							2,106,825				1,739,580			158,000
Debt converted, amount converted						$ 1,101,000																	$ 1,256,722
Secured 12 Conv Notes [Member] | Series B Preferred Stock [Member] | Additional Secured Notes [Member]
Debt Instrument [Line Items]
Debt converted, shares issued																											1,236,350
Debt converted, amount converted																											$ 782,500
Stock issued with debt, shares																							288,350
Stock issued with debt, value																							$ 191,273
Unsecured Convertible Redeemables Note [Member]
Debt Instrument [Line Items]
Convertible debt, gross																								0				0
T D H Secured Notes [Member]
Debt Instrument [Line Items]
Proceeds from convertible debt																						$ 3,000,000
Purchase Agreement [Member]
Debt Instrument [Line Items]
Conversion price																																	$ 3.28
Price per share																																	$ 2.82
Purchase Agreement [Member] | Unsecured Convertible Notes Curiosity [Member]
Debt Instrument [Line Items]
Convertible debt, gross																								278,000				278,000							$ 278,000
Conversion price																																			$ 3.28
Conversion Feature [Member] | Unsecured Convertible Redeemable Note [Member] | Unrelated Party [Member]
Debt Instrument [Line Items]
Warrant term							5 years
Number of securities called by each warrant							15,625
Warrant exericse price							$ 3.20
Fair value of the derivative							$ 44,129
Securities Purchase Agreement [Member] | Senior Ten Percentage Secured Convertible Note With Original Issuance Discount L 1 [Member]
Debt Instrument [Line Items]
Convertible debt, gross	$ 4,400,000																							4,400,000				4,400,000
Warrant term	5 years
Number of securities called by each warrant	813,278
Warrant exericse price	$ 4.20
Debt converted, shares issued	1,047,619
Unamortized discount																								1,936,894				1,936,894
Price per share	$ 4.20
Debt term	18 months
Securities Purchase Agreement [Member] | Senior Ten Percentage Secured Convertible Note With Original Issuance Discount L 1 [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrant term	5 years
Securities Purchase Agreement [Member] | Senior Ten Percentage Secured Convertible Note With Original Issuance Discount L 1 [Member] | Second Tranche Financing [Member]
Debt Instrument [Line Items]
Convertible debt, gross	$ 1,500,000
Number of securities called by each warrant	277,777
First Amendment [Member] | Secured 12 Conv Notes [Member] | Original Tdh Notes [Member]
Debt Instrument [Line Items]
Debt interest rate									10.00%
Debt maturity date									Jul. 01, 2019
Stock issued as inducement to lend, shares									25,000
Stock issued as inducement to lend, value									$ 480,000
Second Amendment [Member] | Secured 12 Conv Notes [Member] | Original Tdh Notes [Member]
Debt Instrument [Line Items]
Debt maturity date								Apr. 02, 2020
Stock issued as inducement to lend, shares								25,000
Stock issued as inducement to lend, value								$ 220,000
Gain (loss) on extinguishment of debt																													$ 363,468
Third Amendment [Member] | Secured 12 Conv Notes [Member] | Original Tdh Notes [Member]
Debt Instrument [Line Items]
Convertible debt, gross																						1,000,000		$ 0		1,000,000		$ 0
Accrued interest																						$ 361,767				$ 361,767
Debt interest rate																						12.00%				12.00%
Debt maturity date																										Jun. 30, 2021
Third Amendment [Member] | Secured 12 Conv Notes [Member] | Tdh Sellers [Member]
Debt Instrument [Line Items]
Convertible debt, gross																																		$ 834,760